Document and Entity Information	Sep. 16, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2020
Entity Registrant Name	ANWORTH MORTGAGE ASSET CORPORATION
Entity Incorporation, State or Country Code	MD
Entity File Number	001-13709
Entity Tax Identification Number	52-2059785
Entity Address, Address Line One	1299 Ocean Avenue
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90401
City Area Code	310
Local Phone Number	255-4493
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001047884
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	ANH
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Series A Cumulative Preferred Stock, $0.01 Par Value
Trading Symbol	ANHPRA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Series B Cumulative Convertible Preferred Stock, $0.01 Par Value
Trading Symbol	ANHPRB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Series C Cumulative Redeemable Preferred Stock, $0.01 Par Value
Trading Symbol	ANHPRC
Security Exchange Name	NYSE